Pension Plans (Details 7) - UK Pension Plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in the UK pension plan's Level 3 assets
Fair value of plan assets, beginning of year	$ 3,398	$ 3,061
Foreign currency changes	(192)	(191)
Fair value of plan assets, end of year	3,294	3,398
Level 3
Changes in the UK pension plan's Level 3 assets
Fair value of plan assets, beginning of year	710	669
Purchases, sales, issuances and settlements, net	14	40
Unrealized and realized gains relating to instruments still held at end of year	(7)	24
Foreign currency changes	(24)	(23)
Fair value of plan assets, end of year	$ 693	$ 710